Liquidity, Financial Condition and Management's Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity, Financial Condition and Management's Plans

Note 2. Liquidity, Financial Condition and Management’s Plans

The Company had a net loss of approximately $9.5 million for the nine months ended September 30, 2016 and has an accumulated deficit of approximately $95.7 million at September 30, 2016 from having incurred losses since its inception. The Company has approximately $4.7 million of working capital at September 30, 2016 and used approximately $10.8 million of cash in its operating activities during the nine months ended September 30, 2016. The Company has financed its operations principally through issuances of debt and equity securities.

On July 24, 2015, the Company entered into a Common Stock Purchase Agreement (the “Aspire Purchase Agreement”) with Aspire Capital, LLC (“Aspire”) which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire is committed to purchase up to an aggregate of $10.0 million in value of shares of the Company’s Common Stock over the 24-month term of the Aspire Purchase Agreement. From July 24, 2015 through September 30, 2016, the Company had issued an aggregate of 506,585 shares of Common Stock to Aspire in exchange for approximately $1.4 million. Under the 2016 Sabby Purchase Agreement entered into on June 29, 2016, as described below, the Company is unable to access funds from Aspire Capital pursuant to the Aspire Purchase Agreement until January 24, 2017, 120 days after the date the SEC declared the registration statement effective covering the securities being issued under the 2016 Sabby Purchase Agreement.

On October 12, 2015, the Company entered into a Securities Purchase Agreement (the “ 2015 Sabby Purchase Agreement”) with funds managed by Sabby Management, LLC (“Sabby”), to purchase up to $10 million worth of Series A Convertible Preferred Stock (the “Series A Convertible Preferred Stock”). The sale of the Series A Convertible Preferred Stock closed in two separate closings. On October 15, 2015, the date of the first closing, the Company received proceeds of approximately $4.1 million, net of $0.4 million in estimated expenses. On January 8, 2016, the date of the second closing, the Company received proceeds of approximately $5.0 million, net of $0.5 million in estimated expenses.

On June 29, 2016, the Company entered into a second Securities Purchase Agreement (the “2016 Sabby Purchase Agreement”) with Sabby, pursuant to which the Company agreed to sell to Sabby, in a private placement, an aggregate of up to 13,780 shares of Series B Convertible Preferred Stock at an aggregate purchase price of $13,780,000, which shares are convertible into 13,780,000 shares of Common Stock (the “Series B Convertible Preferred Stock”), based on a fixed conversion price of $1.00 per share on an as-converted basis. Under the terms of the Series B Convertible Preferred Stock, in no event shall shares of Common stock be issued to Sabby upon conversion of the Series B Convertible Preferred Stock to the extent such issuance of shares of Common Stock would result in Sabby having ownership in excess of 4.99%. In connection with the transactions required under the 2016 Sabby Purchase Agreement, the Company was obligated to repurchase from Sabby an aggregate of 7,780 shares of Series A Convertible Preferred Stock held by Sabby for an aggregate amount of $7,780,000, which shares were originally purchased by Sabby under the 2015 Sabby Purchase Agreement and which shares represent 4,205,405 shares of Common Stock on an as-converted basis. The sale of the Series B Convertible Preferred Stock closed in two separate closings. On July 5, 2016, the date of the first closing, the Company received proceeds of approximately $1.3 million, net of $0.1 million in estimated expenses. On September 29, 2016, the date of the second closing, the Company received proceeds of approximately $4.4 million, net of $0.3 million in estimated expenses. After the repurchase of the Series A Convertible Preferred Stock and estimated transaction expenses, the Company received approximately $5.6 million of net proceeds from the 2016 Sabby Purchase Agreement.

The Company expects to continue incurring losses for the foreseeable future and may be required to raise additional capital to pursue its product development initiatives and penetrate markets for the sale of its products. Management believes that the Company’s commercial products, including CoSense, the other neonatology products and Serenz, and the distribution strategies implemented will begin to generate meaningful revenue and corresponding cash in the near term. In addition, the Company has been successful over the last 12 months in raising additional capital including the completed closings pursuant to the 2015 Sabby Purchase Agreement and the 2016 Sabby Purchase Agreement on June 29, 2016. Management believes that the Company will continue to have access to capital resources through possible public or private equity offerings, debt financings, corporate collaborations or other means; however, the Company has not secured any commitment for future financing at this time, nor can it provide any assurance that new financing will be available on commercially acceptable terms, if at all. If the Company is unable to secure additional capital, it may be required to curtail its development of new products and take additional measures to reduce costs in order to conserve its cash in amounts sufficient to sustain operations and meet its obligations. These measures could cause significant delays in the Company’s efforts to commercialize its products, which is critical to the realization of its business plan and the future operations of the Company.

These conditions raise substantial doubt about our ability to continue as a going concern.

Note 2. Liquidity, Financial Condition and Management’s Plans

The Company had a net loss of $15.9 million for the year ended December 31, 2015 and has an accumulated deficit of approximately $86.2 million at December 31, 2015 from having incurred losses since its inception. The Company has approximately $3.2 million of working capital at December 31, 2015 ($4.1 million of working capital when excluding the Series B warrant liability) and used approximately $10.3 million of cash in its operating activities during the year ended December 31, 2015. The Company has financed its operations principally through issuances of debt and equity securities.

The Company completed its initial public offering (“IPO”) on November 18, 2014 upon the issuance of 1,650,000 units, each of which consisted of one share of Common Stock, one Series A Warrant and one Series B Warrant, at an offering price of $6.50 per unit and received net proceeds of $8.0 million, after deducting underwriting discounts and commissions and IPO related expenses. The Series A Warrants are registered securities that are freely tradable on the NASDAQ. The Series B Warrants have variable settlement provisions (see Note 6). On March 5, 2015 the Company received approximately $3.8 million as a result of Series B Warrant holders exercising warrants to purchase shares of the Company’s Common Stock (the “Private Transaction”). In addition, on March 6, 2015 the Company received approximately $0.2 million as a result of Series A Warrant holders exercising warrants to purchase shares of the Company’s Common Stock. During the year ended December 31, 2015 the Company received $0.3 million from the exercise of stock options.

On July 24, 2015, the Company entered into a Common Stock purchase agreement with Aspire Capital Fund, LLC, which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $10.0 million in value of shares of the Company’s Common Stock over the 24-month term of the Aspire Purchase Agreement (as defined below). During the quarter ended September 30, 2015, the Company issued an aggregate of 506,585 shares of Common Stock to Aspire Capital in exchange for approximately $1.4 million.

On October 12, 2015, the Company entered into a Securities Purchase Agreement (the “Sabby Purchase Agreement”) with funds managed by Sabby Management, LLC (“Sabby”), to purchase up to $10 million worth of Series A Convertible Preferred Stock (the “Preferred Stock”). The sale of the Preferred Stock was set to take place in two separate closings. On October 15, 2015, the date of the first closing, the Company received proceeds of approximately $4.1 million, net of $0.4 million in estimated expenses. Upon the second closing, which closed on January 8, 2016, the Company received proceeds of approximately $5.0 million, net of $0.5 million in estimated expenses (see Note 15).

The Company may generate future revenue from a variety of sources, including sales of its neonatology products, other diagnostic products, license fees, milestone payments, and research and development payments in connection with potential future strategic partnerships. However, to date, the Company has generated minimal revenue. The Company may never generate revenue that is sufficient to be profitable in the future. If the Company does not generate significant revenue, it may have to raise capital through additional equity or debt financing. The Company’s failure to achieve sustained profitability could depress the value of the Company and could impair the ability to raise capital.

Management believes that the Company has sufficient capital resources to sustain operations through at least the next twelve months from the date of this filing.